Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES
Net income	$ 703,516	$ (42,902)	$ (69,448)
Items not involving cash:
Depreciation of property and equipment	10,575	11,341	12,170
Amortization of intangible asset
Gain on disposition of assets		(45,758)	(582)
Impairment of investment	(604,013)
Stock-based compensation	1,807	342	8,334
Changes in operating working capital:
Decrease (increase) in accounts receivable	(21,168)	43,225	(23,381)
Decrease (increase) in investment tax credits	(39,984)	37,743	112,681
Increase in other tax credits	47,646	34,661	(33,006)
Decrease (increase) in prepaid expenses	(2,316)	(12,776)	12,140
Increase (decrease) in accounts payable	27,745	(11,394)	11,290
Increase (decrease) in accrued liabilities	2,446	(84)	(22,393)
Increase (decrease) in deferred revenue	29,620	(32,546)	(18,199)
Cash flows provided by operating activities	155,874	(18,147)	(10,394)
INVESTING ACTIVITIES
Purchase of property and equipment	(7,040)	(11,917)	(9,611)
Proceeds on sale of assets		45,758	582
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(7,040)	33,841	(9,029)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(60,817)	(16,863)	(33,218)
Increase in cash and cash equivalents	148,834	(1,169)	(52,641)
Cash and cash equivalents, beginning of year	418,507	419,676	472,317
Cash and cash equivalents, end of year	$ 506,524	$ 418,507	$ 419,676